APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                              HARTFORD LIFE AND ACCIDENT INSURANCE COMPANY
                            Putnam Capital Manager Trust Separate Account One
                                            P.O. Box 2999
                                        Hartford, CT 06104-2999

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:



    Single Class

 ______________________________________________________________________________
 3. Investment Company Act File Number:


    Securities Act File Number: 33-46160
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                       December 31, 1995

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       N/A

 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       N/A


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                  See Attached

  _____________________________________________________________________________

                                       22
 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                  See Attached



 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                       N/A

 ______________________________________________________________________________

 12. Calculation of registration fee: See Attached

     (i) Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2
         (from Item 10):                                    $__________________

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                    +__________________

   (iii) Aggregate price of share redeemed or repurchased
         during the fiscal year (if applicable):            -__________________

    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing
         fees pursuant to rule 24e-2 (if applicable):       +___________________

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         [line (i), plus line (ii), less line (iii), plus
         line (iv)] (if applicable):                         ___________________

    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see Instruction C.6):                  x___________________

   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]:
                                                             ===================

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2-21-96

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Greg Bubnash
                            ----------------------------------------------
                            Assistant Director - Greg Bubnash
                            ----------------------------------------------

  Date 2/20/96
       -------

*Please print the name and title of the signing officer below the signature
_______________________________________________________________________________

-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD LIFE AND ACCIDENT INSURANCE COMPANY PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT ONE
-----------------------------------------------------------------------------------------------------------------------------------
SECURITIES ACT FILE NUMBER: 33-46160
-----------------------------------------------------------------------------------------------------------------------------------
                                                           AMOUNT           AMOUNT         NET SOLD /    OFFERING PRICE  AMOUNT OF
                                                            SOLD           REDEEMED        (REDEEMED)      02/12/1996    FILING FEE
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam Asia Pacific Growth                     4,091             4,091               0         10.622468       0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam Diversified Income                      3,117            41,707         -38,590         11.478127       0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam Global Asset Alloc.                       726            77,243         -76,517         20.625115       0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam Global Growth Fund                     12,599           173,710        -161,111         15.479840       0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam Gov't High Qual Bond                    7,901            86,594         -78,693         18.484364       0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam Growth & Income Fund                   25,191           271,134        -245,943         28.737903       0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam High Yield Bond Fund                    1,365            43,291         -41,926         21.031451       0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam Money Market Fund                     161,357           230,737         -69,380          1.390225       0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam New Opportunities                      11,287            18,264          -6,977         16.108139       0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam Utilities Grw & Inc.                   -1,532            92,232         -93,764         14.686456       0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam Voyager Fund                           13,789           142,101        -128,312         34.074461       0.00
                                                                                                                          ---------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            0.00
                                                                                                                          ---------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD LIFE AND ACCIDENT INSURANCE COMPANY PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT ONE
-----------------------------------------------------------------------------------------------------------------------------------
SECURITIES ACT FILE NUMBER: 33-46160
-----------------------------------------------------------------------------------------------------------------------------------
                                                     ITEM 9, 10      ITEM 12 (iii)    ITEM 12 (iii)    ITEM 12 (vi)  ITEM 12 (vii)
                                                      $ Amount          $ Amount        $ Amount        MULTIPLIER        FEE
                                                        Sold          Redeemed        Redeemed-Used                       DUE
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam Asia Pacific Growth                  43,457          43,457             43,457         1/2900         0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam Diversified Income                   35,777         478,718             35,777         1/2900         0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam Global Asset Alloc.                  14,974       1,593,146             14,974         1/2900         0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam Global Growth Fund                  195,031       2,689,003            195,031         1/2900         0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam Gov't High Qual Bond                146,045       1,600,635            146,045         1/2900         0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam Growth & Income Fund                723,937       7,791,823            723,937         1/2900         0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam High Yield Bond Fund                 28,708         910,473             28,708         1/2900         0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam Money Market Fund                   224,323         320,776            224,323         1/2900         0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam New Opportunities                   181,813         294,199            181,813         1/2900         0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam Utilities Grw & Inc.                (22,500)      1,354,561            (22,500)        1/2900         0.00
-----------------------------------------------------------------------------------------------------------------------------------
HLA Director Putnam Voyager Fund                        469,853       4,842,015            469,853         1/2900         0.00
                                                                                                                          ---------
-----------------------------------------------------------------------------------------------------------------------------------
                                                      2,041,416      21,918,805          2,041,416                        0.00
                                                                                                                          ---------
-----------------------------------------------------------------------------------------------------------------------------------